Capital stock and warrants - Summary of an Unlimited Number of Voting Common Shares (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Beginning balance, shares		69,840,928
Ending balance, shares		69,840,928	69,840,928
Beginning balance warrants , shares	52,500	525,000	1,249,512
Beginning balance warrants		$ 734,379	$ 1,742,910
RSUs and warrants exercised, warrants , shares			(436,497)
RSUs and warrants exercised			$ (569,733)
Warrants expired, shares		(525,000)	(288,015)
Warrants expired		$ (734,379)	$ (438,798)
Ending balance warrants, shares			525,000
Ending balance warrants			$ 734,379
Beginning balance RSUs, shares		337,500	1,120,656
Beginning balance RSUs		$ 1,297,812	$ 2,671,147
Issuance RSUs		$ 14,138	$ 1,559,418
RSUs and warrants exercised, RSUs shares		(337,500)	(783,156)
RSUs and warrants exercised		$ (1,311,950)	$ (2,932,753)
Ending balance, RUSs			337,500
Ending balance			$ 1,297,812
Beginning balance, total (Shares)		70,703,428	64,741,443
Beginning balance, total (Values)		$ 154,029,746	$ 128,160,480
Issuance			6,250,000
Issuance		$ 14,138	$ 24,996,918
RSUs and warrants exercised			$ 1,311,146
Warrants expired		(525,000)	(288,015)
Warrants expired		$ (734,379)	$ (438,798)
Ending balance , total (Shares)		70,178,428	70,703,428
Ending balance , total (Values)		$ 153,309,505	$ 154,029,746
Common Stock [Member]
Class of Stock [Line Items]
Beginning balance, shares		69,840,928	62,371,275
Beginning balance		$ 151,997,555	$ 123,746,423
Issuance, shares			6,250,000
Issuance			$ 23,437,500
RSUs and warrants exercised , shares			1,219,653
RSUs and warrants exercised			$ 4,813,632
RSUs settled		$ 1,311,950
RSUs settled, shares		337,500
Ending balance, shares		70,178,428	69,840,928
Ending balance		$ 153,309,505	$ 151,997,555